Schedule of revenue from collaboration agreements (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Revenue From Collaboration Agreements
Revenue from collaboration agreements	£ 1,978,659	£ 1,978,659	£ 3,426,846